Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments
(26)	Fair Value of Financial Instruments

The following methods and assumptions are used to estimate the fair values of financial instruments:

Long-term debt and Non-recourse borrowings of consolidated securitization entities

The fair value of long-term debt and non-recourse borrowings of consolidated securitization entities are estimated based on quoted market prices or the present value of future cash flows using the Company's and its subsidiaries' market interest rates for the same contractual terms.

Cash and cash equivalents, Trade receivables, Short-term debt and Trade payables

The carrying amount approximates the fair value because of the short maturity of these instruments.

Financial assets transferred to consolidated securitization entities

For the portion related to transferred morgage loans receivables, the fair value is estimated based on the present value of future cash flows.

Investments in securities, Subordinated interests resulting from securitization and Derivatives

Refer to note 27 for the methods and assumptions used to estimate the fair values.

The carrying amounts and estimated fair values of the financial instruments as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Carrying amounts	Estimated fair values	Carrying amounts	Estimated fair values
Investments in securities:
Short-term investments	16,598	16,598	53,575	53,575
Investments and advances	180,232	180,232	200,326	200,326
Financial assets transferred to consolidated securitization entities:	186,742	196,543	—	—
Derivatives (Effective Portion in Other Current Assets):
Forward exchange contracts	1,508	1,508	2,624	2,624
Cross currency swap agreements	10,363	10,363	5,357	5,357
Interest rate swaps	—	—	3	3
Option contracts	28	28	1	1
Derivatives (Ineffective Portion in Other Current Assets):
Forward exchange contracts	563	563	407	407
Cross currency swap agreements	1,084	1,084	3,268	3,268
Interest rate swaps	—	—	—	—
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Assets):
Forward exchange contracts	111	111	27	27
Cross currency swap agreements	5,805	5,805	12,070	12,070
Interest rate swaps	1,092	1,092	999	999
Option contracts	66	66	—	—
Derivatives (Ineffective Portion in Other Assets):
Forward exchange contracts	—	—	22	22
Cross currency swap agreements	1,437	1,437	2,091	2,091
Interest rate swaps	—	—	11	11
Option contracts	—	—	—	—
Subordinated interests resulting from securitization:
Other current assets	255	255	4,114	4,114
Advances and other	33,811	33,811	111,303	111,303

	Yen (millions)
	2011		2010
	Carrying Amounts	Estimated fair values	Carrying amounts	Estimated fair values
Long-term debt	(1,638,529)	(1,696,722)	(1,915,692)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities:	(410,434)	(413,519)	—	—
Derivatives (Effective Portion in Other Current Liabilities):
Forward exchange contracts	(3,813)	(3,813)	(3,480)	(3,480)
Cross currency swap agreements	(268)	(268)	(488)	(488)
Interest rate swaps	(323)	(323)	(701)	(701)
Option contracts	(5)	(5)	(6)	(6)
Derivatives (Ineffective Portion in Other Current Liabilities):
Forward exchange contracts	(547)	(547)	(721)	(721)
Cross currency swap agreements	(8)	(8)	—	—
Interest rate swaps	(13)	(13)	(142)	(142)
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Liabilities):
Forward exchange contracts	(86)	(86)	(103)	(103)
Cross currency swap agreements	(305)	(305)	(228)	(228)
Interest rate swaps	(2,915)	(2,915)	(4,076)	(4,076)
Option contracts	—	—	—	—
Derivatives (Ineffective Portion in Other Liabilities):
Forward exchange contracts	—	—	—	—
Cross currency swap agreements	(2,625)	(2,625)	(5,148)	(5,148)
Interest rate swaps	(80)	(80)	(42)	(42)
Option contracts	—	—	—	—

It is not practicable to estimate the fair value of investments in unlisted stock because of the lack of a market price and difficulty in estimating fair value without incurring excessive cost. The carrying amounts of these investments as of March 31, 2011 and 2010 totaled ¥48,144 million and ¥48,222 million, respectively.